Segment and geographic information - Geographic information (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Income tax expense
Non-current assets	€ 369,796	€ 425,640
Germany
Income tax expense
Non-current assets	231,703	237,880
Italy
Income tax expense
Non-current assets	60,679	80,185
United Kingdom
Income tax expense
Non-current assets	56,287	60,701
United States
Income tax expense
Non-current assets	19,899	41,256
Other
Income tax expense
Non-current assets	€ 1,229	€ 5,618